Related parties (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Trade accounts receivable	R$ 3,281,196	R$ 1,634,137
Inventories	6,640,049	5,238,014
Dividends and interest on capital	10,859	14,986
Other	288,391	180,915
Total assets	52,731,844	51,821,851
Current liabilities
Trade payables	5,058,796	6,545,136
Other payables	276,957	476,262
Odebrecht and subsidiaries
Current assets
Trade accounts receivable	7,634	5,634
Inventories	250,904
Other		50
Total assets	258,538	5,684
Current liabilities
Trade payables	21,530	77,461
Other payables	2,338
Total liabilities	23,868	77,461
Petrobras and subsidiaries
Current assets
Trade accounts receivable	45,184	33,843
Inventories	118	5,434
Total assets	45,302	39,277
Current liabilities
Trade payables	149,058	904,090
Other payables	562
Total liabilities	149,620	904,090
Other
Current assets
Trade accounts receivable	60,502	28,390
Dividends and interest on capital	10,859	14,986
Total assets	71,361	43,376
Current liabilities
Trade payables	700	1,226
Other payables	7,591
Total liabilities	8,291	1,226
Total
Current assets
Trade accounts receivable	113,320	67,867
Inventories	251,022	5,434
Dividends and interest on capital	10,859	14,986
Other		50
Total assets	375,201	88,337
Current liabilities
Trade payables	171,288	982,777
Other payables	10,491
Total liabilities	R$ 181,779	R$ 982,777